Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions							12 Months Ended
	Dec. 15, 2023 shares	Aug. 25, 2023 USD ($) $ / shares shares	Jan. 01, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares	Nov. 09, 2023	Jun. 25, 2023	Jan. 06, 2023	Apr. 18, 2022	Aug. 13, 2020	Jun. 30, 2020 $ / shares	Oct. 10, 2018	Sep. 20, 2018	Sep. 11, 2018
Organization and Principal Activities [Line Items]
American depository share representing common shares (in Shares)	1
Total consideration amount (in Yuan Renminbi) | ¥			¥ 53.4
Ordinary shares (in Shares)		50,000,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.0001
Notice period for exclusive call option agreements							30 days
Notice period for proxy agreements and power of attorney for shareholders							30 days
Notice period for termination of agreement with school sponsors and directors							30 days
Notice period for business cooperation agreement and exclusive technical services and business consulting agreement							30 days
Notice period for termination of equity pledge agreements							30 days
Foreign investment percentage								50.00%
HONG KONG | Lianwai Investment [Member]
Organization and Principal Activities [Line Items]
Date of incorporation of the company							Sep. 20, 2018
CHINA | Liandu Wfoe [Member]
Organization and Principal Activities [Line Items]
Date of incorporation of the company							Oct. 10, 2018
Sponsorship Interest [Member]
Organization and Principal Activities [Line Items]
Sponsorship interest										100.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Depositary Shares (in Shares)					3,333,400	3,333,400
American depository share representing common shares (in Shares)					5	5
Share price (in Dollars per share) | $ / shares						$ 9.25
Total offering size (in Dollars) | $						$ 30,800,000
Net proceeds from initial public offering					¥ 170.7	$ 26,200,000
Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization and Principal Activities [Line Items]
Date of incorporation of the company							Sep. 11, 2018
Linwai Investment Company Limited [Member] | VIRGIN ISLANDS, BRITISH | Linwai Investment Company Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage																	100.00%
Lianwai Investment [Member] | HONG KONG | Lianwai Investment [Member]
Organization and Principal Activities [Line Items]
Ownership percentage																100.00%
Liandu Wfoe [Member] | Liandu Wfoe [Member]
Organization and Principal Activities [Line Items]
Ownership percentage													100.00%
Liandu Wfoe [Member] | PRC [Member] | Liandu Wfoe [Member]
Organization and Principal Activities [Line Items]
Ownership percentage															100.00%
Lishui Xianke [Member] | Liandu Wfoe [Member]
Organization and Principal Activities [Line Items]
Date of incorporation of the company							Aug. 13, 2020
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)	5	50,000,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0001												$ 0.0001
Qingtian International School [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired				100.00%
Total consideration amount (in Yuan Renminbi) | ¥				¥ 23.0
Percentage of sponsorship interests								100.00%
Equity interest for a consideration (in Yuan Renminbi) | ¥							¥ 23.2
Beijing P.X. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired			100.00%
Hebei Chuangxiang Enterprise Management Co Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest											100.00%
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Principal Activities [Line Items]
Equity interest												100.00%
aggregate consideration (in Dollars)		$ 6,000,000		¥ 23.0
Beijing Chuangmei Weiye Enterprise Management Co [Member]
Organization and Principal Activities [Line Items]
Equity interest									100.00%